Investment in Joint Venture - Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment in joint venture
Beginning Balance - Investment in Joint Venture	$ 17,290
Additional investment in JCU	3,357	$ 2,385
Equity share of income	16	(4,400)
Ending Balance - Investment in Joint Venture	$ 20,663	$ 17,290